Convertible Promissory Notes and Warrant Agreements (Details Textual) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Oct. 04, 2017	Nov. 20, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2015
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible promissory notes and common stock purchase warrants for aggregate gross proceeds						$ 432,849	$ 484,201
Aggregate principal amount			$ 2,921,210			2,921,210			$ 2,168,340
Discount to convertible notes						377,026	482,505
Debt issuance cost discount									$ 87,769
Loss on convertible notes extinguishment						(186,220)
Operations expense			1,172,214	888,689		2,269,694	1,404,747
Bifurcation of premium conversion derivative related to convertible promissory notes			77,085			$ 168,383	213,961
New Warrants [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Fair value of warrants risk-free interest rate						2.74%			2.22%
Fair value of warrants expected volatility						50.00%			50.00%
Fair value of warrants expected life						5 years 2 months 16 days			5 years 4 months 17 days
Fair value of warrants expected dividend yield						0.00%			0.00%
Convertible promissory note proceeds assigned to warrants			203,287			$ 442,151
Amortization expense			141,510			212,015
Fair value changes of warrant liability			$ 11,205			$ 20,560
2016 Convertible Promissory Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Subscription Agreement Limit 2016 Convertible Notes									$ 2,500,000
Aggregate principal amount									$ 1,625,120
Convertible notes bear interest at fixed rate			8.00%			8.00%			8.00%
Repay principal and accrued and unpaid interest earlier						Jul. 31, 2018			Jul. 31, 2018
Gross proceeds of equity qualified financing						$ 3,000,000			$ 3,000,000
Description of outstanding principal and accrued interest						If a Qualified Financing had occurred before July 31, 2018, the outstanding principal and accrued and unpaid interest on the Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of securities resulting from either the outstanding principal and accrued interest on the Convertible Notes divided by $1.80, or the outstanding principal and accrued interest on the Convertible Notes multiplied by 1.25, divided by the price paid per security in the Qualified Financing. If the Company failed to complete a Qualified Financing by July 31, 2018, the Convertible Notes would have been immediately due and payable on such date.			If a Qualified Financing occurs before July 31, 2018, the outstanding principal and accrued and unpaid interest on the Convertible Notes automatically converts into the securities issued by the Company in such financing based on the greater number of securities resulting from either the outstanding principal and accrued interest on the Convertible Notes divided by $1.80, or the outstanding principal and accrued interest on the Convertible Notes multiplied by 1.25, divided by the price paid per security in the Qualified Financing. If the Company fails to complete a Qualified Financing by July 31, 2018, the Convertible Notes will be immediately due and payable on such date.
Description of maximum voting power of surviving entity						Change of control means a merger or consolidation with another entity in which the Company's stockholders do not own more than 50 percent of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the assets of the Company.			Change of control means a merger or consolidation with another entity in which the Company's stockholders do not own more than 50 percent of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the assets of the Company.
Amount of convertible note held by warrant holder				1,800			1,800	$ 1,800	$ 1.80
Warrants exercisable date of issuance and expire						Nov. 21, 2021			Nov. 21, 2021
Fair value of warrants risk-free interest rate						2.65%			2.08%
Fair value of warrants expected volatility						50.00%			50.00%
Fair value of warrants expected life						3 years 4 months 20 days			3 years 10 months 21 days
Fair value of warrants expected dividend yield						0.00%			0.00%
Convertible promissory note proceeds assigned to warrants					$ 345,640	$ 0	440,919		$ 440,919
Amortization expense				198,295	27,555		317,157		759,004
Convertible notes to interest expense					320,000				$ 259,352
Convertible notes conversion premium						125.00%			125.00%
Convertible notes conversion price per common share			$ 2.25			$ 2.25			$ 2.25
Discount to convertible notes					137,564	$ 0	213,961		$ 213,961
Convertible notes of conversion premium amortization expense					10,974				340,551
Premium debt conversion derivative interest expense					86				(18,428)
Fair value changes of warrant liability			$ 116,111	(19,038)		(14,865)	(19,253)
2016 Convertible Promissory Notes [Member] | Private placement agent [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Amortization expense				19,506			31,867
Convertible notes to interest expense					2,985				74,264
Discount to convertible notes					$ 37,469	$ 0	39,781		$ 39,781
Description of convertible notes issuance costs						In connection with the Convertible Notes, the Company incurred issuance costs in the amount of $151,915, which included (i) a placement agent cash fee, which was $113,610 for the Convertible Notes issued through June 19, 2017 (ii) the obligation to issue a warrant to the placement agent (the "placement agent warrant'') which would have had an exercise price of $2.00 per share of common stock with a total fair value of $4,855 on date of Convertible Note issuance, and (iii) legal expenses of $33,450.			In connection with the Convertible Notes, the Company incurred issuance costs in the amount of $151,915, which included (i) a placement agent cash fee, which was $113,610 for the Convertible Notes issued through June 19, 2017 (ii) the obligation to issue a warrant to the placement agent (the "placement agent warrant") which will have an exercise price of $2.00 per share of common stock and had a total fair value of $4,855 on date of Convertible Note issuance, and (iii) legal expenses of $33,450.
Warrant term						5 years			5 years
Common stock purchase warrants					29,000	63,000			63,000
Percentage of common stock purchase warrants						8.00%			8.00%
Issuance costs attributed to common stock purchase warrants					$ 36,546	$ 22,316	38,119		$ 38,119
2016 Convertible Promissory Notes [Member] | New Warrants [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Issuance costs attributed to common stock purchase warrants								$ 1,625,120
2017 Convertible Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Subscription Agreement Limit 2016 Convertible Notes									1,500,000
Aggregate principal amount									717,040
Principal amount									665,000
Amortization expense				86,163			133,481		317
Debt issuance cost discount									5,283
Subscription Agreement Limit 2017 Convertible Notes									1,500,000
Legal Fees									294,615
Loss on convertible notes extinguishment									303,560
Operations expense									466
Fair value changes on premium debt conversion derivative			(313,303)	74,623		(310,637)	74,806
2017 Convertible Notes [Member] | Private placement agent [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible promissory notes and common stock purchase warrants for aggregate gross proceeds			53,987			81,008
Fair value changes on premium debt conversion derivative			4,126			5,449
2017 Convertible Notes [Member] | New Warrants [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Discount to convertible notes			1,138			1,513
Cost of issuance						$ 8,133
Subscription Agreement [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Description of convertible notes issuance costs						Pursuant to the subscription agreements entered into in connection with the 2016 Private Placement and the Private Placement, the Company is entitled to receive notice in the event a holder elects to sell or receives a bona fide offer for any portion of the Convertible Notes and associated Warrants or any portion of the 2017 Convertible Notes or New Warrants, as applicable, and the right to purchase the Convertible Notes and associated Warrants or the 2017 Convertible Notes and associated New Warrants on the same terms as the proposed sale or bona fide offer, as applicable, as long as the Company exercises that right within 15 days of receiving written notice. The Company has granted the subscribers indemnification rights with respect to its representations, warranties, covenants and agreements under the respective subscription agreements.
Subscription Agreement [Member] | 2017 Convertible Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Aggregate principal amount	$ 665,000
Convertible notes bear interest at fixed rate	8.00%
Percentage of outstanding voting power	50.00%
Maturity date, description	Pursuant to which the Company, in a private placement (the ''Private Placement''), agreed to issue and sell to the Subscribers 8% convertible promissory notes (each, a ''Note'' and collectively, the ''2017 Convertible Notes'') and warrants (the ''New Warrants'') to purchase shares of the Company's capital stock in the event of a conversion event. The number of shares and pricing per share of the New Warrants are based on the underlying conversion event and are exercisable for five years commencing on the triggering conversion event. The subscription agreement, the 2017 Convertible Notes and New Warrants were amended on December 14, 2017 to move up the maturity date of the 2017 Convertible Notes from October 4, 2022 to December 31, 2018, remove subordination provisions and simplify the conversion provision of the 2017 Convertible Notes in the event of a qualified financing as described more fully below, to modify the exercise price of the New Warrants and to increase the authorized subscription amount to $1,500,000. In May 2018, the Board approved an increase in the authorized subscription from $1,500,000 to $2,000,000 and extended the offering period from the five month anniversary of the initial closing to the eight month anniversary of the initial closing.
Gross proceeds of equity qualified financing	$ 3,000,000
Description of convertible notes issuance costs	Prior to the December 2017 amendment, if the Company had raised more than $3,000,000 in an equity financing before October 4, 2022, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Notes Qualified Financing.
Percentage of common stock purchase warrants	80.00%
November 2017 amendment [Member] | 2016 Convertible Promissory Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible promissory notes and common stock purchase warrants for aggregate gross proceeds									97,223
Aggregate principal amount									97,223,000
Amortization expense			$ 34,970	$ 0		$ 69,555	$ 0
Discount to convertible notes		$ 97,223
Fair value of the amended convertible notes carrying value at time of the amendment		$ 97,223							97,223
2017 Convertible Note amendment [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Aggregate principal amount									$ 128,525
Convertible notes bear interest at fixed rate			8.00%			8.00%
Maturity date, description						The Company to repay the principal and accrued and unpaid interest thereon on December 31, 2018 (the "2017 Convertible Notes Maturity Date"). If the Company consummates an equity round of financing resulting in more than $3 million in gross proceeds before December 31, 2018 (the "2017 Convertible Notes Qualified Financing"), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes shall automatically convert into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing.			Convertible Notes whereby the maturity date was moved up to December 2018 from October 2022 and the terms associated embedded features were revised as described previously.
Gross proceeds of equity qualified financing									$ 336,571
Fair value of warrants risk-free interest rate									2.22%
Fair value of warrants expected volatility									50.00%
Fair value of warrants expected life									5 years 4 months 17 days
Fair value of warrants expected dividend yield									0.00%
Convertible promissory note proceeds assigned to warrants									$ 336,571
Amortization expense			$ 6,503			$ 12,935			$ 3,815
Convertible notes conversion premium									80.00%
Discount to convertible notes									$ 27,371
Convertible notes of conversion premium amortization expense									294,615
Debt issuance cost discount									1,286
Fair value of underlying convertible notes, description						Substantial modification to the original 2017 Convertible Notes whereby the maturity date was moved up to December 2018 from October 2022 and the terms associated with the embedded features were revised as described previously. The fair value of the underlying Convertible Notes was $27,371 lower than the face amount of the 2017 Convertible Notes. The $27,371 difference was recorded as a discount to the debt and is being amortized over the amended term of the 2017.
2017 Convertible Note amendment [Member] | New Warrants [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Amortization expense									9,971
Debt issuance cost discount									230,615
Operations expense									$ (1,337)